Leases - As Lessee (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 30, 2016 MXN ($)	Oct. 31, 2008 MXN ($)	Dec. 31, 2017 MXN ($) item	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Operating Lease By Lessee
Costs and leasing expenses			$ 53,070	$ 47,649	$ 44,779
Operating lease commitments by lessee			369,258	325,405	358,371
Total long-term financial lease			37,450
Current portion			(6,592)
Long-term financial lease			$ 30,858
Top of range
Operating Lease By Lessee
Number of monthly rents accrued | item			48
2018
Operating Lease By Lessee
Operating lease commitments by lessee			$ 37,053	27,950	32,913
Greater than 1 year and less than 5 years
Operating Lease By Lessee
Operating lease commitments by lessee			139,359	104,984	106,739
Greater than 5 years
Operating Lease By Lessee
Operating lease commitments by lessee			$ 192,846	$ 192,471	$ 218,719
Mexico City International Airport
Operating Lease By Lessee
Term of contract		20 years
Minimum guaranteed income		$ 18,453
Royalty of hotel revenue (as a percent)		18.00%
HSBC SA Multiple banking institution
Operating Lease By Lessee
Term of contract	60 months
Minimum rent	$ 638
Minimum annual rent increase (as a percent)	3.00%